Reportable Segments (Depreciation and Amortization) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 223	$ 225	$ 235
Operating Segments [Member] | Entertainment [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	115	117	126
Operating Segments [Member] | Cable Networks [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	23	23	23
Operating Segments [Member] | Publishing [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	6	6	6
Operating Segments [Member] | Local Media [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	45	44	48
Corporate [Member]
Segment Reporting Information [Line Items]
Depreciation and amortization	$ 34	$ 35	$ 32